Condensed Consolidated Balance Sheet - USD ($)	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2025
Current assets
Cash	$ 164,216	$ 24,274	$ 100,678
Other receivables		35,000	3,644
Prepaid expenses	73,626	32,742	104,506
Deferred offering costs	133,082
Total current assets	370,924	92,016	208,828
Right of use asset			7,090
Deposit	100,000	100,000	100,000
Total assets	470,924	192,016	315,918
Current liabilities
Accrued interest, current portion	1,771,234	1,681,926	860,768
Convertible notes payable, net of discounts	610,947
Lease liability			7,090
Bond liabilities, current portion	1,541,000	1,791,000	791,000
Total current liabilities	5,215,450	4,678,067	2,083,946
Non-current liabilities
Bond liabilities, non-current portion	1,339,000	1,339,000	2,339,000
Accrued interest, non-current portion	634,829	629,284	1,061,926
Total non-current liabilities	1,973,829	1,968,284	3,400,926
Total liabilities	7,189,279	6,646,351	5,484,872
Commitments and contingencies (Note 7)
Stockholders’ deficit
Preferred stock value
Common stock value	13,949	13,939	13,073
Additional paid-in capital	34,997,532	33,749,632	31,960,915
Accumulated deficit	(41,729,836)	(40,217,906)	(37,142,942)
Total stockholders’ deficit	(6,718,355)	(6,454,335)	(5,168,954)
Total liabilities and stockholders’ deficit	470,924	192,016	315,918
Nonrelated Party [Member]
Current liabilities
Accounts payable and accrued expenses	712,420	478,652	325,088
Notes payable	119,849	330,876
Related Party [Member]
Current liabilities
Accounts payable and accrued expenses	151,000	186,613
Notes payable	$ 309,000	$ 209,000	$ 100,000